Document And Entity Information	Dec. 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 06, 2022
Entity Registrant Name	CCC Intelligent Solutions Holdings Inc.
Entity Central Index Key	0001818201
Entity Emerging Growth Company	true
Securities Act File Number	001-39447
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1546280
Entity Address, Address Line One	167 N. Green Street, 9th Floor
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	(800)
Local Phone Number	621-8070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CCCS
Security Exchange Name	NYSE